Michael W. Stockton Secretary EuroPacific Growth Fund (213) 486-9200 mws@capgroup.com

June 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: EuroPacific Growth Fund

  File Nos. 002-83847 and 811-03734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on May 29, 2015 of Registrant’s Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton